Voya Government Money Market Fund Fees and Expenses - Voya Government Money Market Fund	Mar. 31, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	These tables describe the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Information about discounts is available from your financial intermediary and in the discussion in the Sales Charges section of the Prospectus (page 21), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 75).
Expenses Restated to Reflect Current [Text]	Expense information has been restated to reflect current contractual rates.
Shareholder Fees Caption [Optional Text]	Shareholder Fees  <br/>Fees paid directly from your investment
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses1  <br/>Expenses you pay each year as a % of the value of your investment
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the time periods indicated . Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you sold your shares
Expense Example, No Redemption, By Year, Caption [Text]	If you held your shares
Expense Example Closing [Text Block]	The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.